Derivatives and Fair Value of Financial Instruments (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commodities
Assets:
Derivatives	$ 6,916,000	$ 5,144,000
Margin account	14,063,000	8,619,000
Derivative assets and liabilities, net basis	13,867,000	8,234,000
Liabilities:
Derivatives	7,112,000	5,529,000
Interest rate swaps
Liabilities:
Derivatives	9,810,000	11,268,000
Foreign currencies
Assets:
Derivatives		2,247,000
Liabilities:
Derivatives	4,157,000	3,380,000
Money market funds
Assets:
Available-for-sale securities	126,537,000	139,420,000
Corporate bonds
Assets:
Available-for-sale securities	69,214,000	89,146,000
U.S. Government agency securities
Assets:
Available-for-sale securities	23,775,000	9,757,000
Emerging markets debt mutual fund
Assets:
Available-for-sale securities	18,734,000	16,399,000
U.S. Treasury securities
Assets:
Available-for-sale securities	17,169,000	4,905,000
Collateralized mortgage obligations
Assets:
Available-for-sale securities	15,162,000	15,011,000
Asset backed debt securities
Assets:
Available-for-sale securities	12,238,000	3,533,000
Fixed rate municipal notes and bonds
Assets:
Available-for-sale securities		17,788,000
High yield trading debt securities
Assets:
Trading securities	23,406,000	20,750,000
Emerging markets trading debt mutual fund
Assets:
Trading securities	3,237,000	2,487,000
Emerging markets trading debt securities
Assets:
Trading securities	2,600,000	2,355,000
Recurring basis | Balance at period end
Assets:
Total Assets	357,283,000	364,571,000
Liabilities:
Total Liabilities	21,079,000	20,177,000
Recurring basis | Balance at period end | Commodities
Assets:
Derivatives	6,916,000	5,144,000
Margin account	14,063,000	8,619,000
Derivative assets and liabilities, net basis	13,867,000	8,234,000
Liabilities:
Derivatives	7,112,000	5,529,000
Recurring basis | Balance at period end | Interest rate swaps
Liabilities:
Derivatives	9,810,000	11,268,000
Recurring basis | Balance at period end | Foreign currencies
Assets:
Derivatives		2,247,000
Liabilities:
Derivatives	4,157,000	3,380,000
Recurring basis | Balance at period end | Money market funds | Short-term investments
Assets:
Available-for-sale securities	126,537,000	139,420,000
Recurring basis | Balance at period end | Money market funds | Other current assets
Assets:
Trading securities	3,157,000	4,521,000
Recurring basis | Balance at period end | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	69,214,000	89,146,000
Recurring basis | Balance at period end | Corporate bonds | Other current assets
Assets:
Trading securities	60,000	72,000
Recurring basis | Balance at period end | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	23,775,000	9,757,000
Recurring basis | Balance at period end | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,117,000	2,085,000
Recurring basis | Balance at period end | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	18,734,000	16,399,000
Recurring basis | Balance at period end | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	17,169,000	4,905,000
Recurring basis | Balance at period end | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,567,000	1,474,000
Recurring basis | Balance at period end | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,162,000	15,011,000
Recurring basis | Balance at period end | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	12,238,000	3,533,000
Recurring basis | Balance at period end | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities		17,788,000
Recurring basis | Balance at period end | Other | Short-term investments
Assets:
Available-for-sale securities		1,484,000
Recurring basis | Balance at period end | Other | Other current assets
Assets:
Trading securities	239,000	236,000
Recurring basis | Balance at period end | High yield trading debt securities | Short-term investments
Assets:
Trading securities	23,406,000	20,750,000
Recurring basis | Balance at period end | Emerging markets trading debt mutual fund | Short-term investments
Assets:
Trading securities	3,237,000	2,487,000
Recurring basis | Balance at period end | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,600,000	2,355,000
Recurring basis | Balance at period end | Other debt securities | Short-term investments
Assets:
Trading securities	1,307,000	221,000
Recurring basis | Balance at period end | Domestic equity securities | Other current assets
Assets:
Trading securities	15,864,000	13,563,000
Recurring basis | Balance at period end | Fixed income mutual funds | Other current assets
Assets:
Trading securities	7,153,000	4,483,000
Recurring basis | Balance at period end | Foreign equity securities | Other current assets
Assets:
Trading securities	6,831,000	7,490,000
Recurring basis | Level 1
Assets:
Total Assets	186,608,000	190,167,000
Liabilities:
Total Liabilities	7,112,000	5,529,000
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	6,699,000	5,144,000
Liabilities:
Derivatives	7,112,000	5,529,000
Recurring basis | Level 1 | Money market funds | Short-term investments
Assets:
Available-for-sale securities	126,537,000	139,420,000
Recurring basis | Level 1 | Money market funds | Other current assets
Assets:
Trading securities	3,157,000	4,521,000
Recurring basis | Level 1 | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	18,734,000	16,399,000
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	187,000	159,000
Recurring basis | Level 1 | Emerging markets trading debt mutual fund | Short-term investments
Assets:
Trading securities	3,237,000	2,487,000
Recurring basis | Level 1 | Other debt securities | Short-term investments
Assets:
Trading securities	822,000
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	15,864,000	13,563,000
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	7,153,000	4,483,000
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	4,218,000	3,991,000
Recurring basis | Level 2
Assets:
Total Assets	170,675,000	174,404,000
Liabilities:
Total Liabilities	13,967,000	14,648,000
Recurring basis | Level 2 | Commodities
Assets:
Derivatives	217,000
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivatives	9,810,000	11,268,000
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives		2,247,000
Liabilities:
Derivatives	4,157,000	3,380,000
Recurring basis | Level 2 | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	69,214,000	89,146,000
Recurring basis | Level 2 | Corporate bonds | Other current assets
Assets:
Trading securities	60,000	72,000
Recurring basis | Level 2 | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	23,775,000	9,757,000
Recurring basis | Level 2 | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,117,000	2,085,000
Recurring basis | Level 2 | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	17,169,000	4,905,000
Recurring basis | Level 2 | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,567,000	1,474,000
Recurring basis | Level 2 | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,162,000	15,011,000
Recurring basis | Level 2 | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	12,238,000	3,533,000
Recurring basis | Level 2 | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities		17,788,000
Recurring basis | Level 2 | Other | Short-term investments
Assets:
Available-for-sale securities		1,484,000
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities	52,000	77,000
Recurring basis | Level 2 | High yield trading debt securities | Short-term investments
Assets:
Trading securities	23,406,000	20,750,000
Recurring basis | Level 2 | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,600,000	2,355,000
Recurring basis | Level 2 | Other debt securities | Short-term investments
Assets:
Trading securities	485,000	221,000
Recurring basis | Level 2 | Foreign equity securities | Other current assets
Assets:
Trading securities	$ 2,613,000	$ 3,499,000